SEI INSTITUTIONAL MANAGED TRUST

Small Cap Growth Fund
(the "Fund")

Supplement Dated July 1, 2025
to the Class F Shares and Class Y Shares Prospectuses, each dated January 31, 2025, as amended February 26, 2025, May 9, 2025 and May 29, 2025 and to the Class I Shares
Prospectus, dated January 31, 2025, as amended February 26, 2025 and May 9, 2025 (the
"Prospectuses")

This Supplement provides new and additional information beyond that contained in the Prospectuses and should be read in conjunction with such Prospectuses.

The Prospectuses are hereby amended and supplemented to reflect the following changes to the Fund.

Change in Portfolio Management of the Fund

Polen Capital Management, LLC no longer serves as a sub-adviser to the Fund. As such, all references to Polen Capital Management, LLC are hereby deleted from the Prospectuses.

Additionally, Geneva Capital Management LLC is added as a sub-adviser to the Fund. Accordingly, the Prospectuses are updated as follows:

In the Fund Summary for the Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Geneva Capital Management LLC	W. Scott Priebe	Since 2025	Managing Principal and Portfolio Manager
	Jose Munoz	Since 2025	Managing Principal and Portfolio Manager

In addition, under the section titled "Sub-Advisers," under the heading titled "Sub-Advisers and Portfolio Managers," under the sub-heading titled "Small Cap Growth Fund," the following text is hereby added in the appropriate alphabetical order thereof:

Geneva Capital Management LLC: Geneva Capital Management LLC (Geneva), located at 411 E. Wisconsin Ave. Suite 2320, Milwaukee, WI 53202, serves as a Sub-Adviser to the Small Cap Growth Fund. A team of investment professionals manages the portion of the Small Cap Growth Fund's assets allocated to Geneva. William S. ("Scott") Priebe is a Managing Principal and Portfolio Manager at Geneva. He joined Geneva in 2004 and was promoted to Portfolio Manager in 2006. Mr. Priebe is a member of its Investment Strategy Group responsible for the management and oversight of Geneva's growth equity products. Mr. Priebe received a BA from DePauw University and an MBA in Economics & Finance from the University of Chicago. Jose Munoz, CFA, is a Managing Principal and Portfolio Manager at Geneva. He joined Geneva in 2011 and was promoted to Portfolio Manager in 2017. Mr. Munoz is a member of its Investment Strategy Group responsible for the management and oversight of Geneva's growth equity products. Mr. Munoz received a BA from Marquette University and an MBA from the University of Chicago. He is a CFA Charterholder.

There are no other changes to the Prospectuses.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1615 (07/25)

SEI INSTITUTIONAL MANAGED TRUST

Small Cap Growth Fund
Tax-Managed Small/Mid Cap Fund
(the "Funds")

Supplement Dated July 1, 2025
to the Statement of Additional Information ("SAI") dated January 31, 2025, as February 26, 2025, April 11, 2025, May 9, 2025, May 29, 2025 and May 30, 2025

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

The SAI is hereby amended and supplemented to reflect the following changes to the Funds.

Change in Portfolio Management of the Funds

Polen Capital Management, LLC no longer serves as a sub-adviser to the Small Cap Growth Fund. As such, all references to Polen Capital Management, LLC are hereby deleted from the SAI.

Additionally, Geneva Capital Management LLC is added as a sub-adviser to the Small Cap Growth Fund. Accordingly, the SAI is updated as follows:

Under the section titled "The Adviser and Sub-Advisers," under the heading titled "The Sub-Advisers," under the sub-heading titled "Geneva Capital Management LLC," the paragraph thereunder is hereby deleted and replaced with the following:

Geneva Capital Management LLC ("Geneva") serves as a Sub-Adviser to a portion of the assets of the Tax-Managed Small/Mid Cap Fund and the Small Cap Growth Fund. Geneva has furnished investment advisory services to clients since January 1987.

In addition, under the same section, under the heading titled "Portfolio Management," under the sub-heading titled "Geneva," the paragraphs thereunder are hereby deleted and replaced with the following:

Compensation. SIMC pays Geneva a fee based on the assets under management of the Tax-Managed Small/Mid Cap Fund and the Small Cap Growth Fund as set forth in an investment sub-advisory agreement between Geneva and SIMC. Geneva pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to Geneva. Geneva investment professionals receive a competitive market based salary and discretionary bonus. The size of the bonus pool is a function of firm revenues. Bonuses at the individual level will be based on a number of factors including analyst productivity, performance of coverage universe and a discretionary component. This discretionary component is meant to encourage teamwork and collaboration and reward individuals who make a positive long-term impact on the business. In addition to bonus and salary most members of the investment team are shareholders of the firm and receive profit distributions based on their ownership stake in the company. Additionally, Geneva continually evaluates ways to incent investment professionals who make a positive long term impact. This may include an opportunity to purchase equity in the Firm, which is offered on an invitation only basis. Geneva believes this compensation plan encourages investment professionals to focus on the long term success of the business. The following information relates to the period ended March 31, 2025.

Ownership of Fund Shares. As of March 31, 2025 Geneva's portfolio managers did not beneficially own any shares of the Tax-Managed Small/Mid Cap Fund or the Small Cap Growth Fund.

Other Accounts. As of March 31, 2025 in addition to the Tax-Managed Small/Mid Cap Fund and the Small Cap Growth Fund, Geneva's portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
W. Scott Priebe	5	$1,910.5	2	$196.3	227	$3,627.4
Jose Munoz	5	$1,910.5	2	$196.3	202	$3,551.9

No account listed above is subject to a performance-based advisory fee.

Conflicts of Interest. A conflict of interest may arise as a result of the portfolio manager being responsible for multiple accounts, including the Tax-Managed Small/Mid Cap Fund and the Small Cap Growth Fund which may have different investment guidelines and objectives. In addition to the Tax-Managed Small/Mid Cap Fund and the Small Cap Growth Fund, these accounts may include accounts of registered investment companies, private pooled investment vehicles and other accounts. In particular, this conflict of interest may arise as a result of Geneva's management of the Tax-Managed Small/Mid Cap Fund, the Small Cap Growth Fund and other accounts, which, in theory, may allow Geneva to allocate investment opportunities in a way that favors other accounts over the Tax-Managed

Small/Mid Cap Fund and the Small Cap Growth Fund. This conflict of interest may be exacerbated to the extent that Geneva or the portfolio manager receive, or expect to receive, greater compensation from their management of the other accounts (some of which receive both a management and incentive fee) than the Tax-Managed Small/Mid Cap Fund and the Small Cap Growth Fund. Geneva (or its members, employees and affiliates) may give advice or take action with respect to the other accounts that differs from the advice given with respect to the Tax-Managed Small/Mid Cap Fund and the Small Cap Growth Fund. To the extent a particular investment is suitable for both the Tax-Managed Small/Mid Cap Fund, the Small Cap Growth Fund and the other accounts, such investments will be allocated between the Tax-Managed Small/Mid Cap Fund, the Small Cap Growth Fund and the other accounts in a manner that Geneva determines is fair and equitable under the circumstances to all clients, including the Tax-Managed Small/Mid Cap Fund and the Small Cap Growth Fund.

To address and manage these potential conflicts of interest, Geneva has adopted compliance policies and procedures to allocate investment opportunities and to ensure that each of their clients is treated on a fair and equitable basis.

There are no other changes to the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1616 (07/25)